Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2021	2020
Finance costs before capitalized interest	$165,391	$182,841
Less capitalized interest related to Geismar 3 plant under construction	(20,985)	(18,004)
Finance costs	$144,406	$164,837